ORGANIZATION - Restatement Revision of Statements of Cash Flows (Detail) $ in Millions		3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 24, 2018	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Consolidated Statement of Cash Flows: Cash flow from operating activities:
Net income (loss)		$ (443)	$ 261	$ 337	$ 106	$ (184)	$ 598	$ 524	$ 155	$ 630	$ 1,257	$ 1,649		$ 650
Policy charges and fee income		(951)	(964)	(966)	(953)	(939)	(1,930)	(1,857)	(2,881)	(2,810)	(3,693)	(3,729)		(3,628)
Interest credited to policyholders' account balances		278			255	246		488	817	743	995	967		934
Net derivative (gains) loss		$ 2,006	46	236	$ 316	204	282	(548)	2,288	(232)	(214)	1,848		1,404
Deferred policy acquisition costs				10		(59)	25	(173)	(338)	(150)	(184)	82		(292)
Changes in:
Future policy benefits				(268)		294	(205)	1,505	(620)	1,587	1,599	272		668
Deferred policy acquisition costs				10		(59)	25	(173)	(338)	(150)	(184)	82		(292)
Current and deferred income taxes				115		259	238	136	249	498	767	(217)		(168)
Net cash provided by (used in) operating activities				(264)		72	(314)	666	$ (33)	1,044	1,021	(236)		(192)
Stock split ratio	459.4752645
Scenario, Forecast
Changes in:
Stock split ratio	4.594752645
As Previously Reported
Consolidated Statement of Cash Flows: Cash flow from operating activities:
Net income (loss)			255	291		(197)	546	501		471	1,273	1,570		659
Policy charges and fee income			(987)	(972)		(956)	(1,959)	(1,891)		(2,853)	(3,733)	(3,759)		(3,648)
Interest credited to policyholders' account balances						246		488		794	1,108	1,102		956
Net derivative (gains) loss			73	281		235	354	(494)		(166)	(228)	1,720		1,393
Deferred policy acquisition costs				15		(55)	14	(168)		(31)	(239)	213		(302)
Changes in:
Future policy benefits				(254)		296	(171)	1,516		1,616	1,587	266		669
Deferred policy acquisition costs				15		(55)	14	(168)		(31)	(239)	213		(302)
Current and deferred income taxes				103		252	224	123		435	759	(240)		(159)
Net cash provided by (used in) operating activities				(264)		72	(314)	666		1,044	1,021	(236)		(192)
Impact of Adjustments
Consolidated Statement of Cash Flows: Cash flow from operating activities:
Net income (loss)			6	46		13	52	23		159	(16)	79	[1],[2],[3]	(9)
Policy charges and fee income			23	6		17	29	34		43	40	30	[1],[2]	20
Interest credited to policyholders' account balances						0		0		(51)	(113)	(135)	[1],[2]	(22)
Net derivative (gains) loss			$ (27)	(45)		(31)	(72)	(54)		(66)	14	128	[1],[2]	11
Deferred policy acquisition costs				(5)		(4)	11	(5)		(119)	55	(131)		10
Changes in:
Future policy benefits				(14)		(2)	(34)	(11)		(29)	12	6		(1)
Deferred policy acquisition costs				(5)		(4)	11	(5)		(119)	55	(131)		10
Current and deferred income taxes				12		7	14	13		63	8	23		$ (9)
Net cash provided by (used in) operating activities				$ 0		$ 0	$ 0	$ 0		$ 0	$ 0	$ 0

[1]	As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)
[2]	Excludes expense of $7 million in securities sold under agreement to repurchase.
[3]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.